LEASES	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
LEASES	LEASES
The Company's lease agreements include offices and production facilities, as well as leases for vehicles and other equipment, all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right-of-use assets and liabilities calculations if it was reasonably certain that the Company will exercise the option.

	December 31, 2024	December 31, 2023	December 31, 2022
Operating lease cost	$4,046	$3,598	$4,163
Short-term lease cost	146	165	165
Variable lease cost	193	170	120
Sublease income	$(572)	$—	$—
Total lease cost	$3,813	$3,933	$4,448

	December 31, 2024	December 31, 2023	December 31, 2022
Operating cash flows for operating leases, net:	$4,254	$2,976	$5,946
Weighted average remaining operating lease term (years)	6.26	7.39	8.25
Weighted average discount rate operating lease	6.55%	6.04%	5.65%
The following table outlines maturities of the Company’s lease liabilities as of December 31, 2024:

Operating Leases

2025	$4,458
2026	4,142
2027	2,323
2028	2,310
2029	2,336
2030 and thereafter	6,737
Total undiscounted lease payments	$22,306
Less:
Imputed interest	4,420
Present value of lease liabilities	$17,886